Exhibit 99.1

World Omni Auto Receivables Trust 2025-C

Monthly Servicer Certificate

May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	850,129,818.62	34,984
Yield Supplement Overcollateralization Amount 04/30/26	52,355,807.98	0
Receivables Balance 04/30/26	902,485,626.60	34,984
Principal Payments	36,121,187.75	788
Defaulted Receivables	1,397,479.63	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	49,598,683.79	0
Pool Balance at 05/31/26	815,368,275.43	34,149

Pool Statistics	$ Amount	# of Accounts
Pool Factor	66.39%
Prepayment ABS Speed	1.82%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,833,747.97	423
Past Due 61-90 days	3,930,420.66	131
Past Due 91-120 days	1,101,498.74	39
Past Due 121+ days	0.00	0
Total	15,865,667.37	593

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	1,148,258.28
Aggregate Net Losses/(Gains) - May 2026	249,221.35
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.33%
Prior Net Losses/(Gains) Ratio	0.64%
Second Prior Net Losses/(Gains) Ratio	1.14%
Third Prior Net Losses/(Gains) Ratio	0.66%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.46%

Overcollateralization Target Amount	7,338,314.48
Actual Overcollateralization	7,338,314.48
Weighted Average Contract Rate	6.34%
Weighted Average Contract Rate, Yield Adjusted	9.32%
Weighted Average Remaining Term	53.58

Flow of Funds	$ Amount
Collections	41,831,572.03
Investment Earnings on Cash Accounts	13,311.21
Servicing Fee	(752,071.36)
Transfer to Collection Account	-
Available Funds	41,092,811.88

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,705,159.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	8,810,374.82
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,338,314.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,734,029.96

Total Distributions of Available Funds	41,092,811.88

Servicing Fee	752,071.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	842,478,650.25
Principal Paid	34,448,689.30
Note Balance @ 06/15/26	808,029,960.95

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	160,457,094.51
Principal Paid	19,202,259.83
Note Balance @ 06/15/26	141,254,834.68
Note Factor @ 06/15/26	60.6243926%

Class A-2b
Note Balance @ 05/15/26	127,401,555.74
Principal Paid	15,246,429.47
Note Balance @ 06/15/26	112,155,126.27
Note Factor @ 06/15/26	60.6243926%

Class A-3
Note Balance @ 05/15/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	418,000,000.00
Note Factor @ 06/15/26	100.0000000%

Class A-4
Note Balance @ 05/15/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	81,810,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	36,510,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	18,300,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,910,092.62
Total Principal Paid	34,448,689.30
Total Paid	37,358,781.92

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	560,262.69
Principal Paid	19,202,259.83
Total Paid to A-2a Holders	19,762,522.52

Class A-2b
SOFR Rate	3.64285%
Coupon	3.99285%
Interest Paid	438,043.18
Principal Paid	15,246,429.47
Total Paid to A-2b Holders	15,684,472.65

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3882190
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2709265
Total Distribution Amount	30.6591455

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.4045609
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	82.4131323
Total A-2a Distribution Amount	84.8176932

A-2b Interest Distribution Amount	2.3678010
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	82.4131323
Total A-2b Distribution Amount	84.7809333

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	255.75
Noteholders' Third Priority Principal Distributable Amount	531.23
Noteholders' Principal Distributable Amount	213.02

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	3,046,305.69
Investment Earnings	9,056.02
Investment Earnings Paid	(9,056.02)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69